Convertible Preferred Shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Temporary Equity Disclosure [Abstract]
Convertible Preferred Shares
11. Convertible Preferred Shares
On January 17, 2020, immediately prior to the completion of the Company’s IPO, all of the convertible redeemable preferred shares were converted to ordinary shares. Prior to their conversion, the convertible redeemable preferred shares were entitled to certain privileges over ordinary shares with respect to dividends, conversion, and liquidation. The transactions and impact are disclosed as below.
On October 18, 2016, the Company issued 5,141,587 shares of Series
A-1
and
A-2
Preferred Shares with a consideration of US$11,282 (equivalent to approximately RMB74,742). In connection with the Series
A-1
and
A-2
Preferred Shares issuance, the Company also issued 2,246,744 warrant to purchase its Series
A-3
Preferred Shares (“Series
A-3
Warrants” and see Note 13).
On September 6, 2017, in connection with the Group’s acquisition of Tasgen Group, the Company issued 16,723,646 shares of Series
A-3
Preferred Shares at a price of US$2.55 per share with a total consideration of US$42,645 (equivalent to approximately RMB289,024).
Series
A-1
Preferred Shares, Series
A-2
Preferred Shares and Series
A-3
Preferred Shares are also referred to as Series A Preferred Shares.
On September 22, 2017, the Company issued 15,894,594 shares of Series B Preferred Shares with a consideration of US$52,546 (equivalent to approximately RMB346,515). In connection with the Series B Preferred Shares issuance, the Company also issued convertible promissory notes that are convertible into Series
B-1
Preferred Shares (“2017 Notes” and see Notes 12) and 5,633,780 warrants to purchase its Series
B-2
Preferred Shares (“Series B Warrant” and see Note 13).

Concurrently with the Company’s issuance of Series B Preferred Shares, the Company also completed a round of onshore financing with respect to the Group’s subsidiary
I-MAB
Tianjin (“Series B Onshore Financing”). Series B Onshore Financing comprised 1) capital injection to
I-Mab
Tianjin by a number of investors (“Series B Onshore Investors”) (see Note 12), 2)
I-Mab
Tianjin’s issuance of convertible loans (“Onshore Convertible Loans” and see Note 12), and 3) the Company’s issuance of 2,620,842 warrants to purchase its Series
B-2
Preferred Shares (“Series B Warrants” and see Note 13).
On June 29, 2018, the Company issued total 8,361,823 shares of Series
A-3
Preferred Shares upon exercise of Series
A-3
Option held by its holder.
On June 29, 2018, the Company issued 2,535,201 shares of Series
B-1
Preferred Shares upon conversion of 2017 Notes and issued 2,253,512 shares of Series
B-2
Preferred Shares upon exercise of Series B Warrant by Series B preferred shareholders.
On June 29, 2018, the Company issued 5,938,640 shares of Series B Preferred Shares upon exercise of the Series B Option held by a Series B Onshore Investor and issued 947,218 shares of Series
B-1
Preferred Shares upon conversion of Onshore Convertible Loans by a Series B Onshore Investor (see Note 12), respectively.
On July 6, 2018, the Company issued 1,455,549 shares of Series B Preferred Shares upon exercise of the Series B Option held by a Series B Onshore Investor, issued 232,161 shares of Series
B-1
Preferred Shares upon conversion of Onshore Convertible Loans by a Series B Onshore Investor (see Note 12) and issued 1,048,337 shares of Series
B-2
Preferred Shares upon exercise of Series B Warrant by Series B Onshore Investors, respectively.
Series B Preferred Shares, Series
B-1
Preferred Shares and Series
B-2
Preferred Shares are also referred to as Series B Preferred Shares.
On July 6, 2018, the Company issued 31,046,360 shares of Series C Preferred Shares at a price of US$6.4419 per share with a total consideration of US$200,000 (equivalent to approximately RMB1,323,363). In connection with the offering of the Series C Preferred Shares, the Company incurred issuance costs of RMB16,730.
On July 25, 2019, the Group entered into a share purchase agreement with certain third party investors, under which these investors will subscribe for an aggregate of 3,857,143 Series
C-1
convertible preferred shares of the Company for an aggregate purchase price of US$27.0 million. Out of the aforementioned subscription of 3,857,143 Series
C-1
convertible preferred shares by certain third party investors, 1,428,571 Series
C-1
convertible preferred shares were issued to an investor on October 17, 2019, and the Group also received the cash consideration of US$10,000 (equivalent to approximately RMB70,036). On November 6, 2019, the Group received cash consideration of US$17,000 (equivalent to approximately RMB119,387) for the remaining 2,428,572 Series
C-1
convertible preferred shares from the investors and the issuance of such 2,428,572 Series
C-1
convertible preferred shares were consummated on that day. In connection with the offering of the Series
C-1
convertible preferred shares, the Company incurred issuance costs of approximately US$840 (equivalent to approximately RMB5,887).

Upon the completion of the IPO on January 17, 2020, all outstanding 30,227,056 Series A Preferred Shares, 23,288,783 Series B Preferred Shares, 3,714,580 Series
B-1
Preferred Shares, 3,301,849 Series
B-2
Preferred Shares, 31,046,360 Series C Preferred Shares and 3,857,143 Series
C-1
Preferred Shares were converted into 30,227,056, 23,288,783, 3,714,580, 3,571,427, 34,420,469 and 4,537,814 ordinary shares, respectively.
Series A Preferred Shares, Series B Preferred Shares, Series C Preferred Shares and Series
C-1
Preferred Shares are collectively referred to as Preferred Shares.
Key terms of the Preferred Shares are summarized as follows:
Dividends
The holders of Preferred Shares are entitled to receive dividends, out of any assets legally available therefore, prior and in preference to any declaration or payment of any dividend on the ordinary shares or any other class or series of shares of the Group at the rate of eight percent (8%) of the original issue price per share per annum on each Preferred Share, payable in US$ and annually when, as and if declared by the Board of Directors. Such distributions shall not be cumulative. No dividend, whether in cash, in property or in shares of the capital of the Group, shall be paid on or declared and set aside for any ordinary shares or any other class or series of shares of the Group unless and until all dividends have been paid in full on the Preferred Shares (on an as-converted
basis).
Conversion
Each Preferred Share may be converted at any time into ordinary shares at the option of the preferred shares holders at the then applicable conversion price. The initial conversion ratio is 1:1, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of ordinary shares (excluding certain events such as issuance of ordinary shares pursuant to a public offering) at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance.
The Preferred Shares shall be automatically converted into ordinary shares immediately upon the closing of a public offering of the Company’s shares with an offering price (exclusive of underwriting commissions and expenses) that reflects a market capitalization (immediately prior to the public offering) of not less than US$1,000,000,000 or otherwise approved by all directors and certain preferred shareholders as specified in the Company’s memorandum and articles of association (the “Qualified Public Offering”).
The Group determined that there were no beneficial conversion features (“BCF”) identified for any of the Preferred Shares during any of the periods. In making this determination, the Company compared the fair value of the ordinary shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date. In all instances, the effective conversion price was greater than the fair value of the ordinary shares. To the extent a conversion price adjustment occurs, as described above, the Group will reevaluate whether or not a beneficial conversion feature should be recognized.

Liquidation
In the event of any liquidation (unless waived by the preferred shareholders) including deemed liquidation, dissolution or winding up of the Company, holders of the Preferred Shares shall be entitled to receive a per share amount equal to one hundred percent (100%) of the original issue price on each Preferred Share, plus an amount representing an internal rate of return of twelve percent (12%) per annum on the original issue price as adjusted for share dividends, share splits, combinations, recapitalizations or similar events, plus all accrued and declared but unpaid dividends thereon, in the sequence of Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares. After such liquidation amounts have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata basis among the holders of the Preferred Shares, on an as-converted
basis, together with the holders of the ordinary shares.
Accounting of preferred shares
The Preferred Shares are redeemable by the holders upon a liquidation event, including a deemed liquidation event (e.g., change in control), and as such are presented as mezzanine equity on the consolidated balance sheets. In accordance with ASC
480-10-S99,
each issuance of the convertible preferred shares should be recognized at the date of issuance after deducting fair value allocated to the detachable warrants and issuance costs.
Modification of preferred shares
The Company assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model.
When convertible redeemable preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible redeemable Preferred Shareholders and the carrying amount of such preferred shares (net of issuance costs) is treated as a deemed dividend to the Preferred Shareholders. When convertible redeemable preferred shares are modified and such modification results in value transfer between Preferred Shareholders and ordinary shareholders, the change in fair value resulted from the amendment is treated as a deemed dividend to or from the Preferred Shareholders.
On December 25, 2019, the Company’s shareholders and board of directors
approved that, where the final offering price of a Qualified Public Offering is no less than US$4.176 per ordinary share, the agreed provisions related to the number of shares to be converted into the Company’s ordinary shares shall apply with respect to the Series
C-1
Preferred Shares, Series C Preferred Shares, Series
B-2
Preferred Shares and Series
B-1
Preferred Shares, which will generally give rise to a one to multiple conversion of the such rounds of Preferred Shares, provided that unanimous consent of the directors on the final offering price needs to be obtained in the event that the final offering price per ordinary share of such IPO is fixed at a price equal to or higher than US$4.176 per ordinary share but lower than US$5.22 per ordinary share.

The Company evaluated the aforementioned modifications and concluded that they represented modifications, rather than extinguishment, to Series
B-1,
B-2
and C Preferred Shares, which resulted in a transfer of value from ordinary shareholders to preferred shareholders. The combined change in fair value of Series
B-1,
B-2
and C Preferred Shares immediately before and after the modification was US$4.0 million (equivalent to approximately RMB27.8 million) on December 25, 2019. This decrease in fair value of the ordinary shares of US$4.0 million (equivalent to approximately RMB27.8 million) on December 25, 2019 was, in substance, a transfer of wealth mostly from ordinary shareholders to preferred shareholders, and therefore was recorded as a deemed dividend to the preferred shareholders
.
The Company evaluated the aforementioned modifications and concluded that they represented extinguishment to Series
C-1
Preferred Shares. The difference between the fair value of the modified Series
C-1
Preferred Shares and the carrying value of the original Series
C-1
Preferred Shares was amounting US$0.8 million on December 25, 2019 and represented the fair value of the consideration transferred, and therefore was recognized as a deemed dividend to the preferred shareholders and adjustment to the carrying amount of Series
C-1
Preferred Shares
.
The Company’s convertible preferred shares activities for the six months ended June 30, 2019 and 2020 are summarized below:

	Series A Preferred Shares			Series B Preferred Shares			Series C Preferred Shares			Series C-1 Preferred Shares
	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount
		US$	RMB		US$	RMB		US$	RMB		US$	RMB
Balance as of January 1, 2019 and June 30, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	—	—	—

Balance as of January 1, 2020	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	3,857,143	26,914	188,819
Conversion to ordinary shares upon IPO	(30,227,056)	(102,852)	(687,482)	(30,305,212)	(139,407)	(921,243)	(31,046,360)	(197,478)	(1,306,633)	(3,857,143)	(26,914)	(188,819)

Balance as of June 30, 2020	—	—	—	—	—	—	—	—	—	—	—	—

13. Convertible Preferred Shares
On October 18, 2016, the Company issued 5,141,587 shares of Series
A-1
and
A-2
Preferred Shares with a consideration of US$11,282 (equivalent to approximately RMB74,742). In connection with the Series
A-1
and
A-2
Preferred Shares issuance, the Company also issued 2,246,744 warrant to purchase its Series
A-3
Preferred Shares (“Series
A-3
Warrants” and see Note 15).
On September 6, 2017, in connection with the Group’s acquisition of Tasgen Group, the Company issued 16,723,646 shares of Series
A-3
Preferred Shares at a price of US$2.55 per share with a total consideration of US$42,645 (equivalent to approximately RMB289,024).
Series
A-1
Preferred Shares, Series
A-2
Preferred Shares and Series
A-3
Preferred Shares are also referred to as Series A Preferred Shares.
On September 22, 2017, the Company issued 15,894,594 shares of Series B Preferred Shares with a consideration of US$52,546 (equivalent to approximately RMB346,515). In connection with the Series B Preferred Shares issuance, the Company also issued convertible promissory notes that are convertible into Series
B-1
Preferred Shares (“2017 Notes” and see Notes 14) and 5,633,780 warrants to purchase its Series
B-2
Preferred Shares (“Series B Warrant” and see Note 15).
Concurrently with the Company’s issuance of Series B Preferred Shares, the Company also completed a round of onshore financing with respect to the Group’s subsidiary
I-MAB
Tianjin (“Series B Onshore Financing”). Series B Onshore Financing comprised 1) capital injection to
I-Mab
Tianjin by a number of investors (“Series B Onshore Investors”) (see Note 14), 2)
I-Mab
Tianjin’s issuance of convertible loans (“Onshore Convertible Loans” and see Note 14), and 3) the Company’s issuance of 2,620,842 warrants to purchase its Series
B-2
Preferred Shares (“Series B Warrants” and see Note 15).
On June 29, 2018, the Company issued total 8,361,823 shares of Series
A-3
Preferred Shares upon exercise of Series
A-3
Option held by its holder.
On June 29, 2018, the Company issued 2,535,201 shares of Series
B-1
Preferred Shares upon conversion of 2017 Notes and issued 2,253,512 shares of Series
B-2
Preferred Shares upon exercise of Series B Warrant by Series B preferred shareholders.
On June 29, 2018, the Company issued 5,938,640 shares of Series B Preferred Shares upon exercise of the Series B Option held by a Series B Onshore Investor and issued 947,218 shares of Series
B-1
Preferred Shares upon conversion of Onshore Convertible Loans by a Series B Onshore Investor (see Note 14), respectively.
On July 6, 2018, the Company issued 1,455,549 shares of Series B Preferred Shares upon exercise of the Series B Option held by a Series B Onshore Investor, issued 232,161 shares of Series
B-1
Preferred Shares upon conversion of Onshore Convertible Loans by a Series B Onshore Investor (see Note 14) and issued 1,048,337 shares of Series
B-2
Preferred Shares upon exercise of Series B Warrant by Series B Onshore Investors, respectively.
Series B Preferred Shares, Series
B-1
Preferred Shares and Series
B-2
Preferred Shares are also referred to as Series B Preferred Shares.
On July 6, 2018, the Company issued 31,046,360 shares of Series C Preferred Shares at a price of US$6.4419 per share with a total consideration of US$200,000 (equivalent to approximately RMB1,323,363). In connection with the offering of the Series C Preferred Shares, the Company incurred issuance costs of RMB16,730.
On July 25, 2019, the Group entered into a share purchase agreement with certain third party investors, under which these investors will subscribe for an aggregate of 3,857,143 Series
C-1
convertible preferred shares of the Company for an aggregate purchase price of US$27.0 million. Out of the aforementioned subscription of 3,857,143 Series
C-1
convertible preferred shares by certain third party investors, 1,428,571 Series
C-1
convertible preferred shares were issued to an investor on October 17, 2019, and the Group also received the cash consideration of US$10,000 (equivalent to approximately RMB70,036). On November 6, 2019, the Group received cash consideration of US$17,000 (equivalent to approximately RMB119,387) for the remaining 2,428,572 Series
C-1
convertible preferred shares from the investors and the issuance of such 2,428,572 Series
C-1
convertible preferred shares was consummated on that day. In connection with the offering of the Series
C-1
convertible preferred shares, the Company incurred issuance costs of approximately US$840 (equivalent to approximately RMB5,887).

Series A Preferred Shares, Series B Preferred Shares, Series C Preferred Shares and Series
C-1
Preferred Shares are collectively referred to as Preferred Shares.
Key terms of the Preferred Shares are summarized as follows:
Dividends
The holders of Preferred Shares are entitled to receive dividends, out of any assets legally available therefore, prior and in preference to any declaration or payment of any dividend on the ordinary shares or any other class or series of shares of the Group at the rate of eight percent (8%) of the original issue price per share per annum on each Preferred Share, payable in US$ and annually when, as and if declared by the Board of Directors. Such distributions shall not be cumulative. No dividend, whether in cash, in property or in shares of the capital of the Group, shall be paid on or declared and set aside for any ordinary shares or any other class or series of shares of the Group unless and until all dividends have been paid in full on the Preferred Shares (on an as-converted
basis).
Conversion
Each Preferred Share may be converted at any time into ordinary shares at the option of the preferred shares holders at the then applicable conversion price. The initial conversion ratio is 1:1, subject to adjustment in the event of (i) share splits, share combinations, share dividends or distribution, other dividends, recapitalizations and similar events, or (ii) issuance of ordinary shares (excluding certain events such as issuance of ordinary shares pursuant to a public offering) at a price per share less than the conversion price in effect on the date of or immediately prior to such issuance.
The Preferred Shares shall be automatically converted into ordinary shares immediately upon the closing of a public offering of the Company’s shares with an offering price (exclusive of underwriting commissions and expenses) that reflects a market capitalization (immediately prior to the public offering) of not less than US$1,000,000,000 or otherwise approved by all directors and certain preferred shareholders as specified in the Company’s memorandum and articles of association (the “Qualified Public Offering”).
The Group determined that there were no beneficial conversion features (“BCF”) identified for any of the Preferred Shares during any of the periods. In making this determination, the Company compared the fair value of the ordinary shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date. In all instances, the effective conversion price was greater than the fair value of the ordinary shares. To the extent a conversion price adjustment occurs, as described above, the Group will reevaluate whether or not a beneficial conversion feature should be recognized.
Liquidation
In the event of any liquidation (unless waived by the preferred shareholders) including deemed liquidation, dissolution or winding up of the Company, holders of the Preferred Shares shall be entitled to receive a per share amount equal to one hundred percent (100%) of the original issue price on each Preferred Share, plus an amount representing an internal rate of return of twelve percent (12%) per annum on the original issue price as adjusted for share dividends, share splits, combinations, recapitalizations or similar events, plus all accrued and declared but unpaid dividends thereon, in the sequence of Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares. After such liquidation amounts have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed on a pro rata basis among the holders of the Preferred Shares, on an as-converted
basis, together with the holders of the ordinary shares.
Accounting of preferred shares
The Preferred Shares are redeemable by the holders upon a liquidation event, including a deemed liquidation event (e.g., change in control), and as such are presented as mezzanine equity on the consolidated balance sheets. In accordance with ASC
480-10-S99,
each issuance of the convertible preferred shares should be recognized at the date of issuance after deducting fair value allocated to the detachable warrants and issuance costs.
Modification of preferred shares
The Company assesses whether an amendment to the terms of its convertible preferred shares is an extinguishment or a modification using the fair value model.
When convertible redeemable preferred shares are extinguished, the difference between the fair value of the consideration transferred to the convertible redeemable Preferred Shareholders and the carrying amount of such preferred shares (net of issuance costs) is treated as a deemed dividend to the Preferred Shareholders. When convertible redeemable preferred shares are modified and such modification results in value transfer between Preferred Shareholders and ordinary shareholders, the change in fair value resulted from the amendment is treated as a deemed dividend to or from the Preferred Shareholders.
On December 25, 2019, the Company’s shareholders and board of directors approved that, where the final offering price of a Qualified Public Offering is no less than US$4.176 per ordinary share, the agreed provisions related to the number of shares to be converted into the Company’s ordinary shares shall apply with respect to the Series
C-1
Preferred Shares, Series C Preferred Shares, Series
B-2
Preferred Shares and Series
B-1
Preferred Shares, which will generally give rise to a one to multiple conversion of the such rounds of Preferred Shares, provided that unanimous consent of the directors on the final offering price needs to be obtained in the event that the final offering price per ordinary share of such IPO is fixed at a price equal to or higher than US$4.176 per ordinary share but lower than US$5.22 per ordinary share.
The Company evaluated the aforementioned modifications and concluded that they represented modifications, rather than extinguishment, to Series B-1,
B-2
and C Preferred Shares, which resulted in a transfer of value from ordinary shareholders to preferred shareholders. The combined change in fair value of Series
B-1,
B-2
and C Preferred Shares immediately before and after the modification was US$4.0 million (equivalent to approximately RMB27.8 million) on December 25, 2019. This decrease in fair value of the ordinary shares of US$4.0 million (equivalent to approximately RMB27.8 million) on December 25, 2019 was, in substance, a transfer of wealth mostly from ordinary shareholders to preferred shareholders, and therefore was recorded as a deemed dividend to the preferred shareholders
.
The Company evaluated the aforementioned modifications and concluded that they represented extinguishment to Series
C-1
Preferred Shares. The difference between the fair value of the modified Series
C-1
Preferred Shares and the carrying value of the original Series
C-1
Preferred Shares was amounting US$0.8 million on December 25, 2019 and represented the fair value of the consideration transferred, and therefore was recognized as a deemed dividend to the preferred shareholders and adjustment to the carrying amount of Series
C-1
Preferred Shares
.

The Company’s convertible preferred shares activities for the years ended December 31, 2018 and 2019 are summarized below:

	Series A Preferred Shares			Series B Preferred Shares			Series C Preferred Shares			Series C-1 Preferred Shares
	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount	Number of shares	Amount	Amount
		US$	RMB		US$	RMB		US$	RMB		US$	RMB
Balance as of January 1, 2018	21,865,233	53,927	363,766	15,894,594	52,546	346,515	—	—	—	—	—	—
Issuance of Series A Preferred Shares upon exercise of Series A-3 Option	8,361,823	48,925	323,716	—	—	—	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon exercise of Series-B Option	—	—	—	7,394,189	44,083	291,677	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon conversion of 2017 Notes	—	—	—	2,535,201	15,401	101,906	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon conversion of Onshore Convertible Loans	—	—	—	1,179,379	7,165	47,407	—	—	—	—	—	—
Issuance of Series B Preferred Shares upon exercise of Tranche I of Series B Warrants	—	—	—	3,301,849	20,212	133,738	—	—	—	—	—	—
Issuance of Series C Preferred Shares, net of issuance costs	—	—	—	—	—	—	31,046,360	197,478	1,306,633	—	—	—

Balance as of December 31, 2018	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	—	—	—

Balance as of January 1, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	—	—	—
Issuance of Series C-1 Preferred Shares, net of issuance costs	—	—	—	—	—	—	—	—	—	3,857,143	26,160	183,536
Adjustment at extinguishment of Series C-1 Preferred Shares	—	—	—	—	—	—	—	—	—	—	754	5,283

Balance as of December 31, 2019	30,227,056	102,852	687,482	30,305,212	139,407	921,243	31,046,360	197,478	1,306,633	3,857,143	26,914	188,819